Assets and Liabilities - Pre-Launch Inventory - Additional Information (Details) - DKK (kr)	Dec. 31, 2021	Dec. 31, 2020
Pre Launch Inventory [Abstract]
Pre launch inventory qualified for capitalization	kr 0	kr 0
Pre launch inventory intended for sale	kr 92,600,000	kr 12,400,000